Land Use Rights	12 Months Ended
Dec. 31, 2012
Land Use Rights [Abstract]
Land Use Rights

NOTE 5 - LAND USE RIGHTS

Land use rights consisted of the following:

December 31,	2012	2011

Land use rights	$930,118	$923,016
Less - accumulated amortization	(205,358)	(174,606)

Total intangible assets, net	$724,760	$748,410

The amortization expenses of land use rights for the years ended December 31, 2012 and 2011 were $29,391 and $28,693 respectively.

Future amortization of land use rights is as follows:

Years ending December 31,	Amount
2013	$29,391
2014	29,391
2015	29,391
2016	29,391
2017	29,391
Thereafter	577,805

Total	$724,760

Land use rights with net book value of $724,760 were used as collateral of short term bank loans.